DEBT - Debt Obligations (Details) $ / shares in Units, $ in Thousands		1 Months Ended
	Jun. 10, 2021 USD ($) D	Jul. 31, 2021	Jun. 30, 2021	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 09, 2021 $ / shares shares	Apr. 30, 2020 USD ($) $ / shares
Debt
Face amount								$ 1,700
Total debt				$ 13,426	$ 13,679	$ 12,839
Less: current portion of debt				(13,426)	(13,679)	(965)
Long-term debt						11,874
Common share purchase warrants | shares							13,750
Shares per warrant | shares							1
Warrant exercise price (in dollars per share) | $ / shares							$ 1.20	$ 100.00
Senior Term Loan
Debt
Maximum borrowing capacity	$ 6,000
Senior Revolving Loan
Debt
Maximum borrowing capacity	$ 2,000
Number of business days prior to written notice of prepayment | D	10
Minimum prepayment advances outstanding	$ 250
Percentage of aggregate advances outstanding	25.00%
Term of of written notice of company's intention to prepay	30 days
Number of days prior written notice for prepayment of term loans	30 days
Term of interest	12 months
Senior Term Acquisition Line
Debt
Maximum borrowing capacity	$ 3,000
Convertible Debt
Debt
Face amount				3,450	3,450	3,450
Less: principal converted to common shares					(60)	(60)
Less: fair value ascribed to conversion feature and warrants				(859)	(1,523)	(1,523)
Plus: accretion of implied interest				851	1,467	1,086
Total debt				3,048	3,334	2,953
Centurion debenture
Debt
Face amount				10,918	11,000	11,000
Less: fair value ascribed to conversion feature and warrants				(1,204)	(1,204)	(1,204)
Plus: accretion of implied interest				851	776	476
Less: unamortized debt issuance costs				(187)	(227)	(386)
Total debt				$ 10,378	$ 10,345	$ 9,886
Commitment fee (in percent)	2.25%
Commitment fee	$ 248
Debenture with Maturity Date of June 9, 2025
Debt
Face amount	$ 11,000
Bearing interest rate	9.50%
Interest rate during period		1.50%
Interest on over due interest	3.00%
Debenture with Maturity Date of June 9, 2025 | Credit Facility
Debt
Bearing interest rate			9.50%
Royal Bank of Canada Prime Rate | Debenture with Maturity Date of June 9, 2025
Debt
Variable rate	7.05%
Royal Bank of Canada Prime Rate | Debenture with Maturity Date of June 9, 2025 | Credit Facility
Debt
Variable rate			7.05%